Taxes on Income - Schedule of Composition of Income Tax Benefit (Taxes on Income) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense
Current year	€ 154	€ (687)	€ (932)
Current tax expense, net	154	(687)	(932)
Deferred tax income
Creation and reversal of temporary differences	221	2,111	1,655
Adjustments for prior years, net	2,153		713
Total deferred tax income	2,374	2,111	2,368
Tax benefit (taxes on income)	€ 2,528	€ 1,424	€ 1,436